Long Term Debt Schedule 2 (Details)	3 Months Ended		30 Months Ended		59 Months Ended
	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 JPY (¥)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 JPY (¥)	Nov. 30, 2020 EUR (€)
JAPAN [Member] | Loan One [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 55,000,000
Long-term Debt Long Term Debt Schedule 2 2			1.80%	1.80%
JAPAN [Member] | Loan Two [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 10,000,000
Long-term Debt Long Term Debt Schedule 2 4			2.10%	2.10%
JAPAN [Member] | Loan Three [Member] | Edap Technomed Co Ltd [Member]
Initial Amount		¥ 10,000,000
Interest rate | €	€ 2.30
JAPAN [Member] | Loan Four [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 55,000,000
Interest rate | €			€ 1.80
JAPAN [Member] | Loan Five [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 10,000,000
Interest rate | €			€ 2.10
GERMANY [Member]
Interest rate | €					€ 2.49